Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
September 30, 2021
SED-NPRT3-1121
1.924256.110
Nonconvertible Bonds - 34.7%
	Principal Amount (a)	Value ($)
Argentina - 0.7%
YPF SA:
8.5% 3/23/25 (b)	3,103,625	2,844,705
8.75% 4/4/24 (b)	8,268,000	7,399,860
TOTAL ARGENTINA		10,244,565
Azerbaijan - 1.0%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	8,201,000	9,645,196
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	1,655,000	1,723,749
6.95% 3/18/30 (Reg. S)	3,015,000	3,703,928
TOTAL AZERBAIJAN		15,072,873
Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	5,624,000	6,142,055
7.625% 11/7/24 (b)	5,235,000	5,724,211
8.375% 11/7/28 (b)	1,065,000	1,228,611
TOTAL BAHRAIN		13,094,877
Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	3,445,000	3,384,713

Bermuda - 0.9%
GeoPark Ltd.:
5.5% 1/17/27 (b)	1,975,000	1,951,917
6.5% 9/21/24 (b)	2,205,000	2,257,782
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	3,218,738
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	2,755,000	2,810,100
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	3,843,700
TOTAL BERMUDA		14,082,237
Brazil - 0.6%
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	4,705,000	4,730,878
Natura Cosmeticos SA 4.125% 5/3/28 (b)	4,090,000	4,132,434
TOTAL BRAZIL		8,863,312
British Virgin Islands - 1.9%
1MDB Global Investments Ltd. 4.4% 3/9/23	24,100,000	24,225,019
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,792,931
TOTAL BRITISH VIRGIN ISLANDS		28,017,950
Canada - 0.9%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)	9,082,000	9,240,935
Gran Colombia Gold Corp. 6.875% 8/9/26 (b)	3,895,000	3,904,738
TOTAL CANADA		13,145,673
Cayman Islands - 2.2%
Baidu, Inc.:
1.72% 4/9/26	2,540,000	2,538,400
2.375% 10/9/30	1,395,000	1,367,016
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	1,147,563
3.875% 7/18/29 (Reg. S)	3,090,000	3,327,158
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	2,156,279
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	1,011,701
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,612,020
3.05% 10/28/30 (b)	1,995,000	1,848,243
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	3,745,000	3,749,213
OEC Finance Ltd. 7.125% 12/26/46 pay-in-kind (b)	6,741,610	583,149
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	3,305,000	3,433,069
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,505,000	2,630,250
Sparc Em Spc 0% 12/5/22 (b)	156,270	153,857
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	2,622,375	2,740,382
Wynn Macau Ltd. 5.5% 1/15/26 (b)	2,115,000	2,043,619
TOTAL CAYMAN ISLANDS		33,341,919
Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	1,645,000	1,695,687
3.15% 1/15/51 (b)	1,140,000	1,043,100
3.7% 1/30/50 (b)	2,130,000	2,162,349
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	1,510,000	1,547,750
5.125% 1/15/28 (b)	3,134,000	3,309,896
TOTAL CHILE		9,758,782
Colombia - 0.2%
Oleoducto Central SA 4% 7/14/27 (b)	3,565,000	3,649,223

Georgia - 0.3%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)	4,515,000	4,763,325
Silknet JSC 11% 4/2/24 (Reg. S)	250,000	270,938
TOTAL GEORGIA		5,034,263
Hong Kong - 0.3%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	3,615,000	3,753,093

India - 0.2%
JSW Steel Ltd. 3.95% 4/5/27 (b)	2,710,000	2,691,409

Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32	460,000	26,235
2.5% 6/26/28	460,000	89,786
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)	2,205,000	2,532,994
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,588,156
TOTAL INDONESIA		6,237,171
Ireland - 0.7%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	2,165,575
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,924,110
SUEK Securities DAC 3.375% 9/15/26 (b)	4,360,000	4,346,310
TOTAL IRELAND		10,435,995
Israel - 0.6%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,556,750
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)	2,220,000	2,308,747
6.125% 6/30/25 (Reg. S) (b)	3,000,000	3,249,768
TOTAL ISRAEL		9,115,265
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	2,070,300
5.75% 4/19/47 (b)	1,010,000	1,209,475
TOTAL KAZAKHSTAN		3,279,775
Luxembourg - 1.1%
Adecoagro SA 6% 9/21/27 (b)	3,730,000	3,896,218
B2W Digital Lux SARL 4.375% 12/20/30 (b)	4,480,000	4,351,200
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,770,000	2,908,500
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)	900,000	906,525
Usiminas International SARL 5.875% 7/18/26 (b)	3,475,000	3,652,225
TOTAL LUXEMBOURG		15,714,668
Malaysia - 0.4%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	3,576,833
Petronas Capital Ltd. 3.5% 4/21/30 (b)	1,730,000	1,872,604
TOTAL MALAYSIA		5,449,437
Mauritius - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)	3,305,000	3,465,706

Mexico - 8.1%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)	130,000	133,924
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	1,420,000	1,533,600
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7641% 3/11/22 (c)(d)	2,958,000	2,966,046
3.5% 1/30/23	4,187,000	4,239,338
4.875% 1/24/22	4,315,000	4,351,678
4.875% 1/18/24	15,847,000	16,404,616
5.375% 3/13/22	1,590,000	1,613,154
6.5% 3/13/27	1,725,000	1,811,250
6.5% 6/2/41	2,587,000	2,284,838
6.625% 6/15/35	18,441,000	17,495,899
6.75% 9/21/47	10,407,000	9,016,104
6.875% 10/16/25 (b)	2,295,000	2,513,025
6.95% 1/28/60	9,575,000	8,295,780
7.69% 1/23/50	38,733,000	36,482,583
8.625% 2/1/22	3,212,000	3,278,248
8.625% 12/1/23 (c)	320,000	348,900
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)	11,680,000	6,873,680
TOTAL MEXICO		119,642,663
Mongolia - 0.0%
Development Bank of Mongolia 7.25% 10/23/23 (b)	720,000	769,635

Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)	2,045,000	2,039,888
4.5% 10/22/25 (b)	1,360,000	1,456,305
TOTAL MOROCCO		3,496,193
Netherlands - 1.6%
Embraer Netherlands Finance BV 5.05% 6/15/25	3,625,000	3,814,859
IHS Netherlands Holdco BV:
7.125% 3/18/25 (b)	4,125,000	4,237,922
8% 9/18/27 (b)	2,975,000	3,179,531
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)	710,000	954,950
Metinvest BV 7.75% 4/23/23 (b)	1,369,000	1,442,413
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)	15,783,000	4,340,325
Prosus NV:
3.061% 7/13/31 (b)	760,000	741,000
3.832% 2/8/51 (b)	1,590,000	1,437,479
4.027% 8/3/50 (b)	650,000	606,125
VimpelCom Holdings BV:
3.375% 11/25/27 (b)	1,440,000	1,459,037
7.25% 4/26/23 (b)	1,375,000	1,472,034
TOTAL NETHERLANDS		23,685,675
Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)	1,140,000	1,146,498

Oman - 0.1%
Oman Oil Co. 5.125% 5/6/28 (b)	870,000	877,613

Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	1,670,000	1,698,494
5.125% 8/11/61 (b)	1,230,000	1,290,193
Cable Onda SA 4.5% 1/30/30 (b)	3,385,000	3,542,191
TOTAL PANAMA		6,530,878
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,965,775

Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	855,000	882,413

Qatar - 1.3%
Qatar Petroleum:
1.375% 9/12/26 (b)	3,255,000	3,233,517
2.25% 7/12/31 (b)	5,645,000	5,584,373
3.3% 7/12/51 (b)	9,800,000	9,865,415
TOTAL QATAR		18,683,305
Saudi Arabia - 1.7%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	3,815,000	3,810,231
3.5% 4/16/29 (b)	14,389,000	15,443,894
4.25% 4/16/39 (b)	2,385,000	2,664,284
4.375% 4/16/49 (b)	2,321,000	2,634,335
TOTAL SAUDI ARABIA		24,552,744
Singapore - 0.2%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)	1,545,000	1,550,794
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)	2,060,000	2,142,400
TOTAL SINGAPORE		3,693,194
South Africa - 1.1%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)	15,417,000	15,839,040

Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	3,585,000	3,517,781

Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)	260,000	219,700

Turkey - 0.4%
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)	1,928,000	1,961,138
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)	3,837,000	3,888,080
TOTAL TURKEY		5,849,218
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)	670,000	766,648

United Kingdom - 1.8%
Antofagasta PLC 2.375% 10/14/30 (b)	3,865,000	3,729,725
Biz Finance PLC:
9.625% 4/27/22 (b)	1,562,833	1,589,011
9.75% 1/22/25 (b)	2,054,500	2,218,860
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	3,665,000	3,774,950
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)	3,687,000	3,740,001
7.625% 11/8/26 (b)	1,235,000	1,225,583
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)	605,400	630,297
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	1,985,000	1,985,000
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	916,900
10.25% 5/15/26 (b)	6,370,000	6,624,800
TOTAL UNITED KINGDOM		26,435,127
United States of America - 2.2%
Azul Investments LLP:
5.875% 10/26/24 (b)	4,565,000	4,303,368
7.25% 6/15/26 (b)	1,600,000	1,528,000
Citgo Holding, Inc. 9.25% 8/1/24 (b)	2,682,000	2,702,115
DAE Funding LLC 1.55% 8/1/24 (b)	1,590,000	1,575,467
JBS U.S.A. Food Co.:
5.75% 1/15/28 (b)	3,420,000	3,591,034
7% 1/15/26 (b)	1,450,000	1,515,903
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	8,833,500
MercadoLibre, Inc. 2.375% 1/14/26	1,035,000	1,018,181
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	1,720,000	1,891,248
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	3,760,000	3,805,308
5.875% 3/27/24	1,705,000	1,789,504
TOTAL UNITED STATES OF AMERICA		32,553,628
Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,775,995

Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)	6,115,000	336,325
5.5% 4/12/37 (e)	3,475,000	191,125
6% 5/16/24 (b)(e)	8,980,000	493,900
6% 11/15/26 (b)(e)	15,840,000	871,200
9.75% 5/17/35 (b)(e)	12,585,000	692,175
12.75% 2/17/22 (b)(e)	3,065,000	168,575
TOTAL VENEZUELA		2,753,300
TOTAL NONCONVERTIBLE BONDS (Cost $545,217,119)		515,469,929

Government Obligations - 55.2%
		Principal Amount (a)	Value ($)
Angola - 0.9%
Angola Republic:
8.25% 5/9/28 (b)		4,415,000	4,568,973
9.375% 5/8/48 (b)		2,020,000	2,077,823
9.5% 11/12/25 (b)		6,600,000	7,248,863
TOTAL ANGOLA			13,895,659
Argentina - 2.9%
Argentine Republic:
0.5% 7/9/30 (f)		52,879,632	19,301,066
1% 7/9/29		5,953,783	2,280,299
1.125% 7/9/35 (f)		17,033,027	5,552,767
2% 1/9/38 (f)		10,211,997	3,936,725
Buenos Aires Province 3.9% 9/1/37 (b)(f)		3,235,000	1,467,477
Province of Santa Fe 7% 3/23/23 (b)		4,225,000	3,923,969
Provincia de Cordoba:
5% 12/10/25 (b)(f)		6,475,408	4,904,312
5% 6/1/27 (b)(f)		3,097,152	2,078,576
TOTAL ARGENTINA			43,445,191
Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		1,215,000	1,382,670

Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		5,915,000	5,949,381

Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		3,045,000	3,086,108

Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	3,090,000	3,561,405
5.75% 3/26/26 (b)	EUR	1,530,000	1,914,390
TOTAL BENIN			5,475,795
Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	520,669
3.375% 8/20/50 (b)		965,000	966,990
3.717% 1/25/27 (b)		620,000	671,654
4.75% 2/15/29 (b)		2,270,000	2,635,044
TOTAL BERMUDA			4,794,357
Brazil - 1.9%
Brazilian Federative Republic:
2.875% 6/6/25		1,525,000	1,558,550
3.75% 9/12/31		2,230,000	2,117,385
3.875% 6/12/30		7,250,000	7,020,266
5.625% 1/7/41		4,146,000	4,186,942
5.625% 2/21/47		2,183,000	2,175,905
7.125% 1/20/37		2,080,000	2,498,340
8.25% 1/20/34		6,754,000	8,981,976
TOTAL BRAZIL			28,539,364
Cameroon - 0.3%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	3,570,000	4,046,142

China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		2,535,000	2,447,112

Colombia - 1.4%
Colombian Republic:
3% 1/30/30		3,385,000	3,188,882
3.125% 4/15/31		4,300,000	4,019,963
3.25% 4/22/32		3,665,000	3,413,948
3.875% 4/25/27		1,025,000	1,062,669
3.875% 2/15/61		1,490,000	1,204,851
4.125% 5/15/51		1,315,000	1,133,201
5% 6/15/45		3,540,000	3,446,633
6.125% 1/18/41		1,475,000	1,622,316
7.375% 9/18/37		845,000	1,037,132
TOTAL COLOMBIA			20,129,595
Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,995,000	1,764,079
6.125% 2/19/31 (b)		2,535,000	2,600,435
7% 4/4/44 (b)		305,000	300,768
TOTAL COSTA RICA			4,665,282
Dominican Republic - 2.6%
Dominican Republic:
4.875% 9/23/32 (b)		6,360,000	6,488,393
5.875% 1/30/60 (b)		3,525,000	3,441,942
5.95% 1/25/27 (b)		4,186,000	4,698,785
6% 7/19/28 (b)		2,999,000	3,373,875
6.4% 6/5/49 (b)		1,662,000	1,759,954
6.5% 2/15/48 (b)		395,000	421,983
6.5% 2/15/48 (Reg. S)		1,450,000	1,549,053
6.85% 1/27/45 (b)		4,046,000	4,514,577
6.875% 1/29/26 (b)		4,946,000	5,707,375
7.45% 4/30/44 (b)		6,031,000	7,204,406
TOTAL DOMINICAN REPUBLIC			39,160,343
Ecuador - 0.9%
Ecuador Republic:
1% 7/31/35 (b)(f)		8,980,000	5,837,000
5% 7/31/30 (b)(f)		8,430,000	7,060,125
TOTAL ECUADOR			12,897,125
Egypt - 3.8%
Arab Republic of Egypt:
, yield at date of purchase 12.2504% to 13.1905% 11/23/21 to 3/8/22	EGP	114,175,000	7,013,035
5.8% 9/30/27 (b)		3,530,000	3,446,163
5.875% 2/16/31 (b)		2,625,000	2,395,313
7.0529% 1/15/32 (b)		830,000	799,913
7.5% 1/31/27 (b)		20,406,000	21,451,808
7.6003% 3/1/29 (b)		9,841,000	10,136,230
7.903% 2/21/48 (b)		2,940,000	2,660,700
8.5% 1/31/47 (b)		7,939,000	7,601,593
8.7002% 3/1/49 (b)		820,000	791,300
TOTAL EGYPT			56,296,055
El Salvador - 0.5%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	325,163
7.1246% 1/20/50 (b)		3,292,000	2,271,480
7.625% 2/1/41 (b)		1,035,000	734,850
7.65% 6/15/35 (b)		1,185,000	865,050
7.75% 1/24/23 (b)		3,280,000	2,771,600
TOTAL EL SALVADOR			6,968,143
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		5,290,000	5,623,270
6.625% 2/6/31 (b)		720,000	707,310
TOTAL GABON			6,330,580
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,944,150

Ghana - 0.7%
Ghana Republic:
7.75% 4/7/29 (b)		3,335,000	3,168,250
8.125% 1/18/26 (b)		5,098,076	5,151,606
10.75% 10/14/30 (b)		2,125,000	2,561,023
TOTAL GHANA			10,880,879
Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	524,649
5.375% 4/24/32 (b)		2,015,000	2,252,770
6.125% 6/1/50 (b)		1,355,000	1,558,081
TOTAL GUATEMALA			4,335,500
Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		1,205,000	1,251,543

Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		1,515,000	1,491,612

Indonesia - 3.9%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,951,106
4.1% 4/24/28		5,340,000	5,991,814
5.125% 1/15/45 (b)		3,353,000	4,051,472
5.25% 1/17/42 (b)		3,000,000	3,639,938
5.95% 1/8/46 (b)		2,100,000	2,838,675
6.625% 2/17/37 (b)		3,549,000	4,837,287
6.75% 1/15/44 (b)		5,105,000	7,388,849
7.75% 1/17/38 (b)		8,743,000	12,998,655
8.5% 10/12/35 (b)		8,199,000	12,799,664
TOTAL INDONESIA			57,497,460
Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,870,563	2,764,352

Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	3,125,000	3,770,972
6.125% 6/15/33 (b)		2,050,000	2,159,291
6.375% 3/3/28 (b)		3,135,000	3,443,210
TOTAL IVORY COAST			9,373,473
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		1,725,000	2,007,792
7.875% 7/28/45		1,685,000	2,337,727
TOTAL JAMAICA			4,345,519
Jordan - 0.4%
Jordanian Kingdom:
4.95% 7/7/25 (b)		4,170,000	4,336,800
6.125% 1/29/26 (b)		1,900,000	2,044,638
TOTAL JORDAN			6,381,438
Kenya - 0.7%
Republic of Kenya:
6.875% 6/24/24 (b)		3,015,000	3,303,875
7% 5/22/27 (b)		4,690,000	5,067,545
7.25% 2/28/28 (b)		1,955,000	2,148,423
TOTAL KENYA			10,519,843
Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (e)		5,875,000	968,641
6% 1/27/23 (e)		1,587,000	261,855
6.1% 10/4/22 (e)		685,000	113,025
6.375% 12/31/49 (e)		7,072,000	1,163,786
TOTAL LEBANON			2,507,307
Mexico - 2.2%
United Mexican States:
3.25% 4/16/30		4,960,000	5,077,180
3.75% 1/11/28		3,415,000	3,718,722
4.5% 4/22/29		2,040,000	2,290,920
4.75% 4/27/32		970,000	1,091,129
5.75% 10/12/2110		3,295,000	3,743,532
6.05% 1/11/40		10,222,000	12,520,672
8% 12/7/23	MXN	73,200,000	3,671,437
TOTAL MEXICO			32,113,592
Mongolia - 0.2%
Mongolia Government:
3.5% 7/7/27 (b)		1,055,000	1,019,394
5.125% 4/7/26 (b)		2,480,000	2,598,073
TOTAL MONGOLIA			3,617,467
Morocco - 0.4%
Moroccan Kingdom:
2.375% 12/15/27 (b)		3,675,000	3,596,906
3% 12/15/32 (b)		690,000	654,638
4% 12/15/50 (b)		735,000	669,769
5.5% 12/11/42 (b)		920,000	1,034,023
TOTAL MOROCCO			5,955,336
Nigeria - 1.6%
Republic of Nigeria:
6.125% 9/28/28 (b)		3,195,000	3,198,994
6.5% 11/28/27 (b)		3,892,000	4,019,220
7.143% 2/23/30 (b)		1,955,000	1,991,412
7.625% 11/21/25 (b)		12,623,000	13,931,058
TOTAL NIGERIA			23,140,684
Oman - 1.9%
Sultanate of Oman:
3.875% 3/8/22 (b)		670,000	672,848
4.125% 1/17/23 (b)		1,800,000	1,831,275
4.75% 6/15/26 (b)		3,347,000	3,416,659
4.875% 2/1/25 (b)		1,460,000	1,514,111
5.375% 3/8/27 (b)		3,921,000	4,072,449
5.625% 1/17/28 (b)		4,385,000	4,554,919
6% 8/1/29 (b)		2,650,000	2,774,716
6.25% 1/25/31 (b)		670,000	715,225
6.5% 3/8/47 (b)		2,280,000	2,192,790
6.75% 1/17/48 (b)		5,980,000	5,895,159
TOTAL OMAN			27,640,151
Pakistan - 1.0%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		9,295,000	9,203,072
6.875% 12/5/27 (b)		1,500,000	1,503,094
8.25% 4/15/24 (b)		1,180,000	1,259,871
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		2,125,000	2,124,150
5.625% 12/5/22 (b)		1,005,000	1,028,429
TOTAL PAKISTAN			15,118,616
Panama - 0.3%
Panamanian Republic:
2.252% 9/29/32		3,540,000	3,321,626
3.87% 7/23/60		1,390,000	1,356,814
TOTAL PANAMA			4,678,440
Paraguay - 0.6%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,248,559
4.95% 4/28/31 (b)		3,865,000	4,348,850
5.4% 3/30/50 (b)		1,950,000	2,234,944
5.6% 3/13/48 (b)		445,000	513,919
TOTAL PARAGUAY			8,346,272
Peru - 1.3%
Peruvian Republic:
2.783% 1/23/31		11,820,000	11,715,098
3.3% 3/11/41		7,295,000	7,072,503
7.35% 7/21/25		1,080,000	1,305,315
TOTAL PERU			20,092,916
Qatar - 3.0%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	14,410,887
4% 3/14/29 (b)		5,455,000	6,196,880
4.4% 4/16/50 (b)		5,585,000	6,792,756
4.5% 4/23/28 (b)		2,565,000	2,991,111
4.817% 3/14/49 (b)		8,149,000	10,462,807
5.103% 4/23/48 (b)		2,960,000	3,922,555
TOTAL QATAR			44,776,996
Romania - 0.7%
Romanian Republic:
3% 2/14/31 (b)		8,211,000	8,369,062
3.375% 1/28/50 (Reg. S)	EUR	1,255,000	1,430,106
TOTAL ROMANIA			9,799,168
Russia - 2.9%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		3,800,000	4,235,100
4.375% 3/21/29(Reg. S)		4,600,000	5,214,100
5.1% 3/28/35 (b)		8,600,000	10,294,738
5.1% 3/28/35(Reg. S)		4,600,000	5,506,488
5.25% 6/23/47 (b)		3,600,000	4,563,675
5.25% 6/23/47(Reg. S)		6,200,000	7,859,663
5.625% 4/4/42 (b)		4,000,000	5,178,250
TOTAL RUSSIA			42,852,014
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		2,650,000	2,761,466

Saudi Arabia - 1.7%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,919,175
3.25% 10/22/30 (b)		2,385,000	2,549,565
3.625% 3/4/28 (b)		1,770,000	1,942,575
3.75% 1/21/55 (b)		3,755,000	3,914,588
4% 4/17/25 (b)		2,095,000	2,292,978
4.5% 10/26/46 (b)		3,471,000	3,995,989
4.5% 4/22/60 (b)		2,055,000	2,450,588
4.625% 10/4/47 (b)		3,040,000	3,568,200
TOTAL SAUDI ARABIA			24,633,658
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		3,235,000	3,019,266

South Africa - 0.1%
South African Republic 4.85% 9/30/29		2,130,000	2,186,312

Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		1,385,000	844,677
7.85% 3/14/29 (b)		2,568,000	1,562,949
TOTAL SRI LANKA			2,407,626
Turkey - 5.5%
Turkish Republic:
3.25% 3/23/23		15,450,000	15,351,506
4.25% 3/13/25		7,075,000	6,841,967
4.75% 1/26/26		3,015,000	2,901,938
4.875% 10/9/26		5,970,000	5,706,201
4.875% 4/16/43		4,735,000	3,677,911
5.125% 3/25/22		3,839,000	3,891,306
5.125% 6/22/26 (b)		1,715,000	1,715,000
5.125% 2/17/28		3,070,000	2,906,523
5.6% 11/14/24		3,295,000	3,331,657
5.75% 3/22/24		1,020,000	1,041,866
5.75% 5/11/47		6,710,000	5,543,299
5.95% 1/15/31		2,685,000	2,523,900
6% 1/14/41		4,622,000	3,991,675
6.125% 10/24/28		2,140,000	2,113,651
6.25% 9/26/22		2,944,000	3,032,320
6.35% 8/10/24		5,170,000	5,350,304
6.375% 10/14/25		3,475,000	3,561,441
6.75% 5/30/40		3,112,000	2,929,754
7.25% 12/23/23		4,138,000	4,399,987
7.375% 2/5/25		841,000	890,829
TOTAL TURKEY			81,703,035
Ukraine - 2.9%
Ukraine Government:
1.258% 5/31/40 (b)(c)		1,300,000	1,411,150
6.876% 5/21/29 (b)		3,585,000	3,631,605
7.253% 3/15/33 (b)		3,445,000	3,474,713
7.375% 9/25/32 (b)		2,130,000	2,172,334
7.75% 9/1/22 (b)		9,409,000	9,785,360
7.75% 9/1/23 (b)		9,330,000	9,973,770
7.75% 9/1/24 (b)		5,364,000	5,802,507
7.75% 9/1/25 (b)		1,750,000	1,902,250
7.75% 9/1/26 (b)		1,895,000	2,054,062
7.75% 9/1/27 (b)		1,344,000	1,454,292
9.75% 11/1/28 (b)		1,210,000	1,420,086
TOTAL UKRAINE			43,082,129
United Arab Emirates - 1.4%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	3,340,260
3.125% 4/16/30 (b)		5,190,000	5,631,150
3.125% 9/30/49 (b)		8,072,000	8,088,649
3.875% 4/16/50 (b)		2,990,000	3,417,570
TOTAL UNITED ARAB EMIRATES			20,477,629
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		3,930,000	5,000,434

Uzbekistan - 0.3%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,540,770
3.9% 10/19/31 (b)		2,360,000	2,295,076
4.75% 2/20/24 (b)		1,110,000	1,161,615
TOTAL UZBEKISTAN			4,997,461
Venezuela - 0.3%
Venezuelan Republic:
9.25% 9/15/27 (e)		27,915,000	2,791,500
11.95% 8/5/31 (Reg. S) (e)		17,015,000	1,722,769
12.75% 8/23/22 (e)		3,625,000	362,500
TOTAL VENEZUELA			4,876,769
Vietnam - 0.7%
Vietnamese Socialist Republic 5.5% 3/12/28		11,179,000	11,149,655

Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		1,970,000	1,516,900

TOTAL GOVERNMENT OBLIGATIONS (Cost $846,545,455)			819,745,970

Preferred Securities - 3.1%
	Principal Amount (a)	Value ($)
Cayman Islands - 1.8%
Banco Do Brasil SA 6.25% (b)(c)(g)	1,650,000	1,641,750
Banco Mercantil del Norte SA:
6.75% (b)(c)(g)	2,130,000	2,249,546
6.875% (b)(c)(g)	2,145,000	2,196,346
7.625% (b)(c)(g)	1,285,000	1,433,819
Cosan Overseas Ltd. 8.25% (g)	10,515,000	10,714,128
DP World Salaam 6% (Reg. S) (c)(g)	3,215,000	3,524,444
Itau Unibanco Holding SA 6.125% (b)(c)(g)	3,575,000	3,613,655
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (b)	15,123,224	234,410
OEC Finance Ltd. 7.5% pay-in-kind (b)(g)	6,374,392	513,139
TOTAL CAYMAN ISLANDS		26,121,237
Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)	4,735,000	4,768,441
Tinkoff Credit Systems:
6% (b)(c)(g)	1,625,000	1,624,025
9.25% (Reg. S) (c)(g)	4,530,000	4,712,049
TOTAL IRELAND		11,104,515
Mexico - 0.2%
CEMEX S.A.B. de CV 5.125% (b)(c)(g)	3,625,000	3,670,313

United Arab Emirates - 0.4%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(g)	3,255,000	3,433,049
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(g)	1,890,000	1,947,645
TOTAL UNITED ARAB EMIRATES		5,380,694
TOTAL PREFERRED SECURITIES (Cost $52,316,995)		46,276,759

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h) (Cost $92,260,406)	92,246,522	92,264,971

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,536,339,975)	1,473,757,629
NET OTHER ASSETS (LIABILITIES) - 0.8%	11,167,697
NET ASSETS - 100.0%	1,484,925,326

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
MXN	-	Mexican peso

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $886,759,012 or 59.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	119,964,712	824,830,240	852,529,910	59,314	(71)	-	92,264,971	0.1%
Total	119,964,712	824,830,240	852,529,910	59,314	(71)	-	92,264,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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